UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21208

                          OPPENHEIMER SELECT VALUE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
------------------------------------------------------------------------------

                                                        Shares           Value
------------------------------------------------------------------------------
COMMON STOCKS--94.6%
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.2%
------------------------------------------------------------------------------
MEDIA--6.0%
Liberty Global, Inc., Series A 1                        32,264   $   1,530,604
------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                 21,900         358,722
                                                                 -------------
                                                                     1,889,326
------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Blockbuster, Inc., Cl. B                                39,800         324,370
------------------------------------------------------------------------------
Golf Galaxy, Inc. 1                                        600          11,166
------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                                1,500          27,375
                                                                 -------------
                                                                       362,911
CONSUMER STAPLES--4.8%
------------------------------------------------------------------------------
TOBACCO--4.8%
Altria Group, Inc.                                      22,400       1,499,904
ENERGY--9.9%
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
Halliburton Co.                                         14,500         812,725
------------------------------------------------------------------------------
Pride International, Inc. 1                             11,200         291,424
------------------------------------------------------------------------------
Superior Well Services, Inc. 1                             800          14,656
                                                                 -------------
                                                                     1,118,805
------------------------------------------------------------------------------
OIL & GAS--6.3%
Alon USA Energy, Inc. 1                                  1,200          21,300
------------------------------------------------------------------------------
BP plc, ADR                                             22,400       1,475,712
------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                              9,100         478,387
                                                                 -------------
                                                                     1,975,399
FINANCIALS--28.2%
------------------------------------------------------------------------------
COMMERCIAL BANKS--6.5%
Bank of America Corp.                                   12,764         556,510
------------------------------------------------------------------------------
Wells Fargo & Co.                                       24,400       1,496,696
                                                                 -------------
                                                                     2,053,206
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--12.8%
Alliance Capital Management Holding LP                   5,700         259,521
------------------------------------------------------------------------------
Capital One Financial Corp.                              9,700         800,250
------------------------------------------------------------------------------
Citigroup, Inc.                                         33,900       1,474,650
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    25,800         906,612
------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                           5,300         557,189
                                                                 -------------
                                                                     3,998,222
------------------------------------------------------------------------------
INSURANCE--5.2%
Aspen Insurance Holdings Ltd.                            3,600         102,276
------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                         26,400         827,904
------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                23,000         289,800
------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                     11,500         398,705
                                                                 -------------
                                                                     1,618,685
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.7%
Commercial Capital Bancorp, Inc.                        14,800         293,632
------------------------------------------------------------------------------
Countrywide Financial Corp.                             17,100         615,600
------------------------------------------------------------------------------


1               |               Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                        Shares           Value
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
Freddie Mac                                              4,000   $     253,120
                                                                 -------------
                                                                     1,162,352
HEALTH CARE--5.3%
------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Wyeth                                                    6,500         297,375
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Manor Care, Inc.                                         8,400         318,864
------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Sanofi-Aventis SA, ADR                                  18,000         779,400
------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                           7,700         257,180
                                                                 -------------
                                                                     1,036,580
INDUSTRIALS--16.3%
------------------------------------------------------------------------------
AEROSPACE & DEFENSE--10.0%
Honeywell International, Inc.                           39,400       1,547,632
------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                70,600         813,312
------------------------------------------------------------------------------
Raytheon Co.                                            19,700         774,801
                                                                 -------------
                                                                     3,135,745
------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.9%
Cendant Corp.                                           47,400       1,012,464
------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                             16,100         221,053
                                                                 -------------
                                                                     1,233,517
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.8%
Quanta Services, Inc. 1                                 23,000         241,960
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
General Electric Co.                                     5,600         193,200
------------------------------------------------------------------------------
Tyco International Ltd.                                  9,600         292,512
                                                                 -------------
                                                                       485,712
INFORMATION TECHNOLOGY--12.0%
------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
ATI Technologies, Inc. 1                                11,900         149,821
------------------------------------------------------------------------------
SOFTWARE--11.5%
Compuware Corp. 1                                       26,900         226,767
------------------------------------------------------------------------------
Microsoft Corp.                                         50,500       1,293,305
------------------------------------------------------------------------------
Novell, Inc. 1                                          48,200         293,056
------------------------------------------------------------------------------
Synopsys, Inc. 1                                        52,000         962,520
------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                   33,400         821,974
                                                                 -------------
                                                                     3,597,622
MATERIALS--3.1%
------------------------------------------------------------------------------
CHEMICALS--2.1%
Praxair, Inc.                                           13,500         666,765
------------------------------------------------------------------------------
METALS & MINING--1.0%
Phelps Dodge Corp.                                       3,000         319,350

TELECOMMUNICATION SERVICES--1.1%
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
IDT Corp., Cl. B 1                                      28,100         365,019


2               |               Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
------------------------------------------------------------------------------

                                                            Shares          Value
UTILITIES--6.7%
---------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.1%
AES Corp. (The) 1                                            37,800  $    606,690
---------------------------------------------------------------------------------
CMS Energy Corp. 1                                           19,800       313,632
---------------------------------------------------------------------------------
NRG Energy, Inc. 1                                            8,400       322,140
---------------------------------------------------------------------------------
Pike Electric Corp. 1                                        18,000       259,740
---------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                       30,000       397,800
                                                                     ------------
                                                                        1,900,002
---------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Sempra Energy                                                 4,800       204,000
                                                                     ------------
Total Common Stocks (Cost $26,457,010)                                 29,631,142


                                                         Principal
                                                            Amount
---------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.3%
---------------------------------------------------------------------------------
Undivided interest of 0.22% in joint repurchase
agreement (Principal Amount/Value $765,696,000, with
a maturity value of $765,904,652) with UBS Warburg
LLC, 3.27%, dated 7/29/05, to be repurchased at
$1,657,452 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of
$782,601,759  (Cost $1,657,000)                          $1,657,000     1,657,000
---------------------------------------------------------------------------------

Total Investments, at Value (Cost $28,114,010)                 99.9%   31,288,142
---------------------------------------------------------------------------------
Other Assets Net of Liabilities                                 0.1        24,653
                                                         ------------------------
Net Assets                                                    100.0  $ 31,312,795
                                                         ========================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $28,151,365
                                        ============

Gross unrealized appreciation           $ 3,380,131
Gross unrealized depreciation              (243,354)
                                        ------------
Net unrealized appreciation             $ 3,136,777
                                        ============


3               |               Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


4               |               Oppenheimer Select Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Select Value Fund


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005